UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22896

Investment Company Act File Number

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Capital Opportunities Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Argentina — 4.5%
Adecoagro SA(1)	28,500	$329,745
Banco Macro SA, Class B ADR	10,050	755,157
BBVA Banco Frances SA ADR	13,471	246,924
Cresud SA ADR(1)	10,769	188,242
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	7,134	241,058
Grupo Clarin SA GDR(2)	9,900	245,520
Grupo Financiero Galicia SA, Class B ADR	24,602	764,384
IRSA Inversiones y Representaciones SA ADR(1)	7,276	156,143
Pampa Energia SA ADR(1)	15,430	716,569
Petrobras Argentina SA ADR(1)	25,926	248,890
Telecom Argentina SA ADR	23,384	451,311
Transportadora de Gas del Sur SA ADR	24,857	260,004
YPF SA ADR	46,600	1,009,822

		$5,613,769

China — 12.5%
AAC Technologies Holdings, Inc.	12,500	$128,371
Agricultural Bank of China, Ltd., Class H	393,000	164,165
Alibaba Group Holding, Ltd. ADR(1)	16,154	1,636,562
Anhui Conch Cement Co., Ltd., Class H	24,000	77,231
ANTA Sports Products, Ltd.	17,000	54,109
Baidu, Inc. ADR(1)	3,980	696,779
Bank of China, Ltd., Class H	1,162,000	526,289
Bank of Communications, Ltd., Class H	145,000	106,654
Beijing Enterprises Water Group, Ltd.	98,000	67,971
Belle International Holdings, Ltd.	129,000	78,631
Brilliance China Automotive Holdings, Ltd.	56,000	78,889
BYD Co., Ltd., Class H	14,500	80,212
CGN Power Co., Ltd., Class H(3)	155,000	43,707
China Cinda Asset Management Co., Ltd., Class H	147,000	50,926
China CITIC Bank Corp., Ltd., Class H	153,000	100,629
China Communications Construction Co., Ltd., Class H	78,000	93,880
China Construction Bank Corp., Class H	1,202,000	891,149
China Everbright International, Ltd.	60,000	72,768
China Evergrande Group	99,000	68,960
China Galaxy Securities Co., Ltd., Class H	59,500	55,235
China Life Insurance Co., Ltd., Class H	109,000	300,250
China Mengniu Dairy Co., Ltd.	47,000	87,732
China Merchants Bank Co., Ltd., Class H	60,500	151,514
China Merchants Port Holdings Co., Ltd.	22,000	58,813
China Minsheng Banking Corp., Ltd., Class H	99,000	108,952
China Mobile, Ltd.	90,000	1,012,736
China Overseas Land & Investment, Ltd.	60,000	176,187
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	149,895
China Petroleum & Chemical Corp., Class H	382,000	301,752
China Railway Construction Corp., Ltd., Class H	46,500	64,519
China Railway Group, Ltd., Class H	86,000	75,277

Security	Shares	Value
China Resources Beer Holdings Co., Ltd.(1)	38,000	$77,182
China Resources Gas Group, Ltd.	20,000	63,207
China Resources Land, Ltd.	47,777	118,179
China Resources Power Holdings Co., Ltd.	34,000	58,395
China Shenhua Energy Co., Ltd., Class H	56,000	118,345
China State Construction International Holdings, Ltd.	42,000	68,248
China Taiping Insurance Holdings Co., Ltd.(1)	31,400	68,788
China Telecom Corp., Ltd., Class H	234,000	110,480
China Unicom (Hong Kong), Ltd.	98,000	115,672
China Vanke Co., Ltd., Class H	26,700	67,732
CITIC Securities Co., Ltd., Class H	39,500	80,380
CITIC, Ltd.	75,000	111,187
CNOOC, Ltd.	261,000	325,925
Country Garden Holdings Co., Ltd.	129,000	73,970
CRRC Corp., Ltd., Class H	79,750	77,607
CSPC Pharmaceutical Group, Ltd.	84,000	94,539
Ctrip.com International, Ltd. ADR(1)	5,900	254,939
Dongfeng Motor Group Co., Ltd., Class H	54,000	57,247
ENN Energy Holdings, Ltd.	14,000	69,019
Fullshare Holdings, Ltd.	160,000	67,411
Geely Automobile Holdings, Ltd.	115,000	135,921
GF Securities Co., Ltd., Class H	24,600	52,593
Great Wall Motor Co., Ltd., Class H	53,500	53,606
Guangdong Investment, Ltd.	48,000	59,563
Guangzhou Automobile Group Co., Ltd., Class H	52,000	70,918
Haitong Securities Co., Ltd., Class H	60,000	107,648
Hanergy Thin Film Power Group, Ltd.(1)(4)	302,000	0
Hengan International Group Co., Ltd.	12,500	102,341
Huaneng Power International, Inc., Class H	96,000	62,275
Huatai Securities Co., Ltd.(3)	34,000	65,571
Industrial & Commercial Bank of China, Ltd., Class H	1,061,000	648,679
JD.com, Inc. ADR(1)	10,624	301,722
Lenovo Group, Ltd.	160,000	104,803
NetEase, Inc. ADR	1,181	299,856
New China Life Insurance Co., Ltd., Class H	16,000	77,199
New Oriental Education & Technology Group, Inc. ADR(1)	2,374	112,884
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	50,248
PetroChina Co., Ltd., Class H	320,000	254,218
PICC Property & Casualty Co., Ltd., Class H	76,000	114,885
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	394,993
Semiconductor Manufacturing International Corp.(1)	7,300	10,010
Shenzhou International Group Holdings, Ltd.	12,000	74,021
SINA Corp.(1)	1,200	83,664
Sino Biopharmaceutical, Ltd.	90,000	70,639
Sinopharm Group Co., Ltd., Class H	22,400	102,366
Sunny Optical Technology Group Co., Ltd.	17,000	99,612
TAL Education Group ADR(1)	758	61,390
Tencent Holdings, Ltd.	81,800	2,138,690
Vipshop Holdings, Ltd. ADR(1)	6,998	79,217
Want Want China Holdings, Ltd.	103,000	73,486
Yum China Holdings, Inc.(1)	7,500	206,100
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	62,673

		$15,770,987

Security	Shares	Value
Croatia — 2.8%
Adris Grupa DD, PFC Shares	9,000	$625,340
Atlantic Grupa DD	1,900	252,546
Ericsson Nikola Tesla DD	930	171,514
Hrvatski Telekom DD	52,252	1,316,908
Koncar-Elektroindustrija DD	1,480	173,982
Ledo DD	200	293,577
Podravka Prehrambena Industrija DD	7,912	470,212
Valamar Riviera DD	48,200	274,054

		$3,578,133

Cyprus — 1.2%
Bank of Cyprus Holdings PLC(1)	419,500	$1,449,120

		$1,449,120

Georgia — 3.0%
BGEO Group PLC	46,500	$1,731,217
TBC Bank Group PLC(1)	108,100	2,034,648

		$3,765,865

Iceland — 4.1%
Eimskipafelag Islands HF	407,000	$1,114,706
Hagar HF	2,036,000	904,928
HB Grandi HF	1,649,000	401,532
Icelandair Group HF	1,860,000	356,838
Marel HF	397,000	921,893
Reginn HF(1)	1,637,000	369,478
Reitir Fasteignafelag HF	1,043,000	823,933
Siminn HF(1)	9,776,000	263,930

		$5,157,238

India — 6.1%
Adani Ports and Special Economic Zone, Ltd.	22,802	$98,999
Adani Power, Ltd.(1)	9,483	5,090
Asian Paints, Ltd.	8,100	115,830
Aurobindo Pharma, Ltd.	7,300	73,381
Axis Bank, Ltd.	40,600	279,291
Bajaj Auto, Ltd.	2,400	100,614
Bajaj Finance, Ltd.	4,600	70,195
Bharat Petroleum Corp., Ltd.	7,400	74,485
Bharti Airtel, Ltd.	27,000	138,830
Bharti Infratel, Ltd.	15,719	67,976
Bosch, Ltd.	185	60,419
Cipla, Ltd.	9,500	80,452
Coal India, Ltd.	19,072	87,024
Dabur India, Ltd.	13,800	56,142
Dr. Reddy’s Laboratories, Ltd.	3,000	134,165
Eicher Motors, Ltd.	400	136,203
GAIL (India), Ltd.	9,500	65,395
Godrej Consumer Products, Ltd.	3,600	83,569
HCL Technologies, Ltd.	14,500	172,270
Hero MotoCorp, Ltd.	1,300	60,755
Hindalco Industries, Ltd.	30,900	86,460
Hindustan Unilever, Ltd.	16,400	206,565
Housing Development Finance Corp., Ltd.	36,800	742,515
ICICI Bank, Ltd.	28,800	114,012
Indiabulls Housing Finance, Ltd.	8,300	91,845
Infosys, Ltd.	44,900	614,665

Security	Shares	Value
ITC, Ltd.	80,850	$308,199
JSW Steel, Ltd.	25,000	73,128
Larsen & Toubro, Ltd.	8,100	172,238
LIC Housing Finance, Ltd.	12,100	98,817
Lupin, Ltd.	5,700	124,034
Mahindra & Mahindra, Ltd.	9,500	174,348
Maruti Suzuki India, Ltd.	2,700	235,184
Motherson Sumi Systems, Ltd.	18,100	88,398
Nestle India, Ltd.	700	60,488
Oil & Natural Gas Corp., Ltd.	34,800	103,829
Reliance Industries, Ltd.	31,300	482,686
Shree Cement, Ltd.	360	81,898
Shriram Transport Finance Co., Ltd.	6,100	84,386
State Bank of India	39,600	151,960
Sun Pharmaceutical Industries, Ltd.	23,347	217,027
Tata Consultancy Services, Ltd.	11,900	391,697
Tata Motors, Ltd.	39,100	302,234
UltraTech Cement, Ltd.	1,500	81,600
UPL, Ltd.	10,100	107,917
Vedanta, Ltd.	28,200	105,810
Wipro, Ltd.	16,435	111,719
Yes Bank, Ltd.	8,300	171,136
Zee Entertainment Enterprises, Ltd.	16,300	117,807

		$7,663,687

Indonesia — 3.2%
Adaro Energy Tbk PT	717,400	$91,181
Astra International Tbk PT	834,900	497,730
Bank Central Asia Tbk PT	511,400	586,144
Bank Mandiri Persero Tbk PT	398,000	325,079
Bank Negara Indonesia Persero Tbk PT	345,100	147,448
Bank Rakyat Indonesia Persero Tbk PT	462,300	405,943
Bumi Serpong Damai Tbk PT	436,800	59,914
Charoen Pokphand Indonesia Tbk PT	365,200	84,875
Gudang Garam Tbk PT	22,900	105,888
Hanjaya Mandala Sampoerna Tbk PT	470,400	135,509
Indofood CBP Sukses Makmur Tbk PT	120,400	75,757
Indofood Sukses Makmur Tbk PT	207,500	123,157
Kalbe Farma Tbk PT	1,009,100	109,678
Matahari Department Store Tbk PT	116,000	128,422
Perusahaan Gas Negara Persero Tbk PT	507,600	109,623
Semen Indonesia Persero Tbk PT	145,300	98,270
Surya Citra Media Tbk PT	321,200	67,889
Telekomunikasi Indonesia Persero Tbk PT	2,031,900	589,017
Unilever Indonesia Tbk PT	67,800	209,069
United Tractors Tbk PT	79,400	129,944

		$4,080,537

Kazakhstan — 3.4%
Central Asia Metals PLC	176,600	$533,285
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)	167,650	982,199
KAZ Minerals PLC(1)	185,025	1,097,863
KazMunaiGas Exploration Production GDR, London Shares(1)(2)	101,909	1,010,887
KazMunaiGas Exploration Production GDR, New York Shares(1)(2)	30,100	297,990
Kcell JSC GDR(2)	113,842	412,181

		$4,334,405

Security	Shares	Value
Kenya — 2.4%
ARM Cement, Ltd.(1)	96,800	$18,147
Britam Holdings, Ltd.	254,700	23,525
Centum Investment Co., Ltd.	153,200	46,546
Co-operative Bank of Kenya, Ltd. (The)	1,499,533	164,709
East African Breweries, Ltd.	180,104	390,348
Equity Group Holdings, Ltd.	2,919,100	716,745
KCB Group, Ltd.	2,747,200	614,442
Kenya Airways, Ltd.(1)	383,378	17,515
Kenya Electricity Generating Co., Ltd.	1,912,575	96,861
Kenya Power & Lighting, Ltd.	313,400	21,078
NIC Bank, Ltd.	209,800	41,867
Safaricom, Ltd.	4,553,317	813,783

		$2,965,566

Kuwait — 5.1%
Agility Public Warehousing Co. KSC	187,500	$454,336
Boubyan Bank KSCP	185,600	249,553
Burgan Bank SAK	175,600	190,276
Kuwait Finance House KSCP	692,300	1,406,634
Kuwait Projects Co. Holdings KSC	124,400	228,588
Mabanee Co. SAKC	122,600	357,695
Mezzan Holding Co. KSCC	34,900	114,416
Mobile Telecommunications Co.	654,500	1,062,142
National Bank of Kuwait SAK	760,900	1,817,737
National Industries Group Holding SAK	264,200	138,279
National Real Estate Co. KPSC(1)	178,300	73,664
VIVA Kuwait Telecom Co.(1)	51,300	149,683
Warba Bank KSCP(1)	146,300	114,211

		$6,357,214

Mauritius — 2.0%
Alteo, Ltd.	52,987	$44,806
CIEL, Ltd.	430,500	76,325
CIM Financial Services, Ltd.	238,300	53,085
ENL Land, Ltd.	72,211	87,267
Gamma Civic, Ltd.	81,886	58,748
Harel Mallac & Co., Ltd.	31,500	60,918
IBL, Ltd.	37,656	33,369
LUX Island Resorts, Ltd.	62,400	103,554
MCB Group, Ltd.	138,908	867,477
New Mauritius Hotels, Ltd.	305,790	181,669
New Mauritius Hotels, Ltd., PFC Shares	101,930	34,465
Omnicane, Ltd.	15,009	26,466
Phoenix Beverages, Ltd.	10,200	120,451
Rogers & Co., Ltd.	187,150	155,332
SBM Holdings, Ltd.	1,963,910	391,198
Sun, Ltd., Class A(1)	65,600	71,795
Terra Mauricia, Ltd.	90,156	81,192
Vivo Energy Mauritius, Ltd.	23,359	72,092

		$2,520,209

Mexico — 2.1%
Cemex SAB de CV ADR(1)	40,112	$371,437
Coca-Cola Femsa SAB de CV ADR	1,600	99,232
Fomento Economico Mexicano SAB de CV ADR	5,200	391,196

Security	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV, Class B ADR	1,100	$85,052
Grupo Aeroportuario del Sureste SAB de CV, Class B ADR	700	101,409
Grupo Bimbo SAB de CV, Series A	50,300	110,931
Grupo Carso SAB de CV, Series A1	20,500	82,124
Grupo Financiero Banorte SAB de CV, Class O	72,000	345,093
Grupo Financiero Inbursa SAB de CV, Class O	75,000	111,492
Grupo Financiero Santander Mexico SAB de CV ADR	13,200	94,380
Grupo Mexico SAB de CV, Series B	111,800	336,362
Industrias Penoles SAB de CV	4,500	106,396
Kimberly-Clark de Mexico SAB de CV, Class A	50,800	91,425
Mexichem SAB de CV	39,053	92,607
Wal-Mart de Mexico SAB de CV, Series V	149,500	264,538

		$2,683,674

Norway — 0.1%
Telenor ASA	9,700	$153,769

		$153,769

Pakistan — 6.6%
Askari Bank, Ltd.	333,400	$81,872
Bank AL Habib, Ltd.	334,712	183,573
Bank Alfalah, Ltd.	576,300	228,130
Engro Corp., Ltd.	150,700	484,518
Fatima Fertilizer Co., Ltd.	415,400	153,004
Fauji Cement Co., Ltd.	451,600	195,219
Fauji Fertilizer Bin Qasim, Ltd.	228,300	113,346
Fauji Fertilizer Co., Ltd.	373,400	412,724
Ferozsons Laboratories, Ltd.	11,500	74,449
Habib Bank, Ltd.	365,200	910,078
Habib Metropolitan Bank, Ltd.	160,968	56,985
Hub Power Co., Ltd.	283,500	373,833
IGI Insurance, Ltd.	36,000	141,806
Indus Motor Co., Ltd.	15,200	254,256
K-Electric, Ltd.(1)	1,167,800	116,551
Kohat Cement Co., Ltd.	36,300	96,702
Kot Addu Power Co., Ltd.	209,400	160,888
Lucky Cement, Ltd.	102,400	820,586
Maple Leaf Cement Factory, Ltd.	135,500	173,235
MCB Bank, Ltd.	344,300	800,450
Millat Tractors, Ltd.	21,100	218,916
National Bank of Pakistan	394,900	282,191
Nishat Mills, Ltd.	114,100	174,397
Oil & Gas Development Co., Ltd.	200,000	306,035
Packages, Ltd.	23,600	189,230
Pak Elektron, Ltd.	139,300	112,889
Pak Suzuki Motor Co., Ltd.	18,600	123,619
Pakistan Telecommunication Co., Ltd.	448,400	80,183
Searle Co., Ltd. (The)	37,389	247,519
SUI Southern Gas Co., Ltd.(1)	209,600	71,944
United Bank, Ltd.	268,200	601,980

		$8,241,108

Peru — 3.4%
Alicorp SAA	92,000	$211,226
Cementos Pacasmayo SAA	107,000	206,084
Cia de Minas Buenaventura SA ADR	37,556	517,897
Credicorp, Ltd.	13,109	2,145,681

Security	Shares	Value
Engie Energia Peru SA	79,000	$216,640
Grana y Montero SAA ADR	30,600	138,006
Southern Copper Corp.	16,338	626,726
Union Andina de Cementos SAA	258,000	190,877

		$4,253,137

Philippines — 1.9%
Aboitiz Equity Ventures, Inc.	72,000	$107,609
Aboitiz Power Corp.	39,500	33,471
Alliance Global Group, Inc.	85,700	21,608
Ayala Corp.	10,270	165,205
Ayala Land, Inc.	291,600	208,431
Bank of the Philippine Islands	21,799	39,261
BDO Unibank, Inc.	63,210	143,234
Cebu Air, Inc.	25,000	47,710
Century Pacific Food, Inc.	162,000	53,345
D&L Industries, Inc.	277,000	68,476
DMCI Holdings, Inc.	110,400	28,681
DoubleDragon Properties Corp.(1)	31,000	32,131
Energy Development Corp.	250,600	27,498
Globe Telecom, Inc.	1,375	47,547
GT Capital Holdings, Inc.	3,100	81,288
JG Summit Holding, Inc.	119,690	178,717
Jollibee Foods Corp.	16,280	67,249
Megaworld Corp.	1,050,500	77,546
Metro Pacific Investments Corp.	973,800	133,533
Metropolitan Bank & Trust Co.	55,903	91,578
PLDT, Inc.	3,815	112,770
Robinsons Land Corp.	161,300	81,432
Security Bank Corp.	22,000	94,314
SM Investments Corp.	9,480	131,491
SM Prime Holdings, Inc.	324,100	193,536
Universal Robina Corp.	34,300	112,395

		$2,380,056

Qatar — 0.2%
Ooredoo QSC	9,600	$276,875

		$276,875

Serbia — 3.1%
Aerodrom Nikola Tesla AD Beograd	64,686	$620,201
Energoprojekt Holding AD Beograd(1)	62,500	687,084
Gosa Montaza AD Velika Plana	1,378	27,481
Komercijalna Banka AD Beograd(1)	60,565	900,150
MESSER Tehnogas AD	200	22,609
Metalac AD(1)	14,420	214,720
NIS AD Novi Sad	216,465	1,402,793

		$3,875,038

Singapore — 1.5%
Yoma Strategic Holdings, Ltd.	4,730,433	$1,932,350

		$1,932,350

South Korea — 9.4%
AMOREPACIFIC Corp.	690	$188,328
AMOREPACIFIC Group	650	75,844
BNK Financial Group, Inc.	5,972	43,831

Security	Shares	Value
Celltrion, Inc.(1)	1,755	$151,662
CJ CheilJedang Corp.	220	67,193
CJ Corp.	300	47,106
Coway Co., Ltd.	1,200	90,238
Dongbu Insurance Co., Ltd.	1,100	56,046
E-MART, Inc.	420	73,526
GS Holdings Corp.	1,100	48,436
Hana Financial Group, Inc.	6,400	189,765
Hankook Tire Co., Ltd.	1,500	73,199
Hanmi Pharmaceutical Co., Ltd.	112	27,817
Hanwha Chemical Corp.	2,200	49,420
Hotel Shilla Co., Ltd.	930	34,735
Hyosung Corp.	500	58,288
Hyundai Development Co. - Engineering & Construction	1,700	63,966
Hyundai Engineering & Construction Co., Ltd.	1,750	62,643
Hyundai Glovis Co., Ltd.	490	65,615
Hyundai Heavy Industries Co., Ltd.(1)	850	96,935
Hyundai Marine & Fire Insurance Co., Ltd.	1,400	36,284
Hyundai Mobis Co., Ltd.	1,400	291,250
Hyundai Motor Co.	3,100	373,203
Hyundai Motor Co., PFC Shares	550	44,109
Hyundai Motor Co., Second PFC Shares	760	62,886
Hyundai Steel Co.	1,600	80,237
Industrial Bank of Korea	5,900	64,448
Kakao Corp.	600	40,170
Kangwon Land, Inc.	2,800	78,912
KB Financial Group, Inc.	8,130	328,983
KCC Corp.	120	35,876
Kia Motors Corp.	5,600	175,519
Korea Aerospace Industries, Ltd.	1,660	88,616
Korea Electric Power Corp.	5,500	201,427
Korea Zinc Co., Ltd.	199	84,158
KT&G Corp.	2,470	213,962
LG Chem, Ltd.	970	218,731
LG Corp.	2,000	102,043
LG Display Co., Ltd.	5,180	136,657
LG Electronics, Inc.	2,470	118,041
LG Household & Health Care, Ltd.	210	158,797
LG Uplus Corp.	5,400	53,041
Lotte Chemical Corp.	340	110,180
Lotte Shopping Co., Ltd.	270	52,538
Mirae Asset Daewoo Co., Ltd.	9,700	73,595
Naver Corp.	570	372,332
NCsoft Corp.	410	107,343
ORION Corp.	70	39,111
POSCO	1,520	355,262
S-Oil Corp.	900	62,859
Samsung Biologics Co., Ltd.(1)	470	65,115
Samsung C&T Corp.	1,640	177,944
Samsung Electro-Mechanics Co., Ltd.	1,100	53,721
Samsung Electronics Co., Ltd.	1,930	3,282,496
Samsung Electronics Co., Ltd., PFC Shares	340	459,510
Samsung Fire & Marine Insurance Co., Ltd.	700	162,179
Samsung Heavy Industries Co., Ltd.(1)	6,900	61,800
Samsung Life Insurance Co., Ltd.	1,450	138,546

Security	Shares	Value
Samsung SDI Co., Ltd.	1,100	$109,314
Samsung SDS Co., Ltd.	840	91,062
Samsung Securities Co., Ltd.	1,400	39,090
Shinhan Financial Group Co., Ltd.	8,690	343,448
SK Holdings Co., Ltd.	982	182,970
SK Hynix, Inc.	11,600	535,733
SK Innovation Co., Ltd.	1,300	176,111
SK Telecom Co., Ltd.	490	93,936
Woori Bank	7,000	79,022

		$11,777,160

Taiwan — 6.4%
Advanced Semiconductor Engineering, Inc.	119,000	$131,137
Advantech Co., Ltd.	7,000	59,381
Asia Cement Corp.	52,000	44,577
Asustek Computer, Inc.	12,000	104,879
AU Optronics Corp.	156,000	64,596
Catcher Technology Co., Ltd.	12,000	97,869
Cathay Financial Holding Co., Ltd.	134,000	204,066
Chailease Holding Co., Ltd.	11,440	20,465
Chang Hwa Commercial Bank, Ltd.	115,381	64,071
Cheng Shin Rubber Industry Co., Ltd.	28,000	55,742
China Development Financial Holding Corp.	248,000	63,389
China Life Insurance Co., Ltd.	40,040	39,186
China Steel Corp.	210,000	170,030
Chunghwa Telecom Co., Ltd.	64,000	208,749
Compal Electronics, Inc.	95,000	57,319
CTBC Financial Holding Co., Ltd.	275,679	157,030
Delta Electronics, Inc.	33,680	188,116
E.Sun Financial Holding Co., Ltd.	138,406	81,757
Eclat Textile Co., Ltd.	3,068	32,047
Far Eastern New Century Corp.	59,700	49,756
Far EasTone Telecommunications Co., Ltd.	32,000	76,031
Feng TAY Enterprise Co., Ltd.	6,720	29,374
First Financial Holding Co., Ltd.	173,334	96,728
Formosa Chemicals & Fibre Corp.	59,000	182,896
Formosa Petrochemical Corp.	22,000	75,151
Formosa Plastics Corp.	70,000	202,260
Foxconn Technology Co., Ltd.	18,291	51,624
Fubon Financial Holding Co., Ltd.	112,000	182,028
Giant Manufacturing Co., Ltd.	6,000	39,433
Hon Hai Precision Industry Co., Ltd.	250,635	672,147
Hotai Motor Co., Ltd.	5,000	57,459
Hua Nan Financial Holdings Co., Ltd.	131,851	69,344
Innolux Corp.	180,000	76,251
Largan Precision Co., Ltd.	2,000	286,073
Lite-On Technology Corp.	25,250	38,139
MediaTek, Inc.	24,000	164,306
Mega Financial Holding Co., Ltd.	179,476	133,797
Nan Ya Plastics Corp.	85,000	200,224
Novatek Microelectronics Corp., Ltd.	6,000	21,251
Pegatron Corp.	30,000	72,243
Pou Chen Corp.	42,000	53,215
President Chain Store Corp.	10,000	74,801
Quanta Computer, Inc.	51,000	103,981
Shin Kong Financial Holding Co., Ltd.(1)	177,960	45,710

Security	Shares	Value
Shuang Bang Industrial Corp.	14,955	$11,650
Siliconware Precision Industries Co., Ltd.	17,914	27,286
SinoPac Financial Holdings Co., Ltd.	179,741	53,029
Synnex Technology International Corp.	32,550	33,969
Taishin Financial Holding Co., Ltd.	159,782	60,337
Taiwan Cement Corp.	67,000	75,982
Taiwan Cooperative Financial Holding Co., Ltd.	146,269	66,840
Taiwan Mobile Co., Ltd.	31,000	103,544
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	2,365,668
Teco Electric & Machinery Co., Ltd.	24,000	21,694
Uni-President Enterprises Corp.	82,960	142,314
United Microelectronics Corp.	220,000	79,889
Yuanta Financial Holding Co., Ltd.	158,675	63,005

		$8,003,835

Thailand — 0.8%
Mega Lifesciences PCL	598,400	$479,896
PTT Exploration & Production PCL(5)	53,050	147,699
TTCL PCL(5)	767,100	435,872

		$1,063,467

Vietnam — 9.9%
Bank for Foreign Trade of Vietnam JSC	554,600	$964,425
Bao Viet Holdings	111,500	301,185
Century Synthetic Fiber Corp.	157,113	132,692
Danang Rubber JSC	67,496	90,890
FPT Corp.	92,491	184,507
Gemadept Corp.	61,050	76,554
HA TIEN 1 Cement JSC(1)	230,880	204,013
Ho Chi Minh City Infrastructure Investment JSC	262,900	357,251
Hoa Phat Group JSC	178,945	334,571
Hoa Sen Group	82,758	182,097
Imexpharm Pharmaceutical JSC	29,601	72,875
KIDO Group Corp.	243,900	398,009
Kinh Bac City Development Share Holding Corp.(1)	268,100	161,689
Masan Group Corp.	906,300	1,651,079
Nam Long Investment Corp.	110,000	112,077
PetroVietnam Drilling & Well Services JSC(1)	219,214	200,223
PetroVietnam Fertilizer & Chemical JSC	205,250	219,135
PetroVietnam Gas JSC	83,000	217,900
PetroVietnam Technical Services Corp.	294,900	229,205
Pha Lai Thermal Power JSC	186,000	140,542
Refrigeration Electrical Engineering Corp.	115,000	130,681
Saigon - Hanoi Commercial Joint Stock Bank(1)	616,418	130,879
Saigon Securities, Inc.	400,730	357,655
Saigon Thuong Tin Commercial JSB(1)	977,216	440,861
Tan Tao Investment & Industry JSC(1)	675,400	116,460
TNG Investment & Trading JSC(1)	489	256
Traphaco JSC	26,166	130,759
Vietjet Aviation JSC(1)	149,000	559,062
Vietnam Construction and Import-Export JSC	251,400	155,758
Vietnam Dairy Products JSC	218,640	1,247,245
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	122,976
Vingroup JSC(1)	1,457,149	2,710,498
Vinh Son - Song Hinh Hydropower JSC	101,700	67,992

		$12,402,001

		Value
Total Common Stocks (identified cost $114,850,083)		$120,299,200

Rights — 0.0%(6)

Security	Shares	Value
South Korea — 0.0%(6)
Samsung Securities Co., Ltd., Expires 3/8/17	188	$987

Total Rights (identified cost $0)		$987

Short-Term Investments — 2.4%

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/16/17(7)	$1,000	$999,816

Total U.S. Treasury Obligations (identified cost $999,797)		$999,816

Other — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(8)	1,958,902	$1,959,098

Total Other (identified cost $1,959,098)		$1,959,098

Total Short-Term Investments (identified cost $2,958,895)		$2,958,914

Total Investments — 98.1% (identified cost $117,808,978)		$123,259,101

Other Assets, Less Liabilities — 1.9%		$2,407,278

Net Assets — 100.0%		$125,666,379

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $2,948,777 or 2.3% of the Portfolio’s net assets.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $109,278 or 0.1% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Amount is less than 0.05%.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $9,192.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	28.3%	$35,523,802
Information Technology	13.3	16,729,181
Consumer Staples	8.6	10,864,284
Industrials	8.4	10,589,131
Materials	8.3	10,439,185
Real Estate	6.5	8,111,198
Telecommunication Services	6.1	7,711,094
Energy	6.0	7,517,586
Consumer Discretionary	5.7	7,223,390
Utilities	2.7	3,334,963
Health Care	1.8	2,256,373
Short-Term Investments	2.4	2,958,914

Total Investments	98.1%	$123,259,101

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	104,048,000	USD	3,308,362	BNP Paribas	2/2/17	$10,977	$—
TWD	104,048,000	USD	3,321,246	Standard Chartered Bank	2/2/17	—	(1,907)
USD	3,321,246	TWD	104,048,000	BNP Paribas	2/2/17	1,907	—
USD	3,095,653	TWD	104,048,000	Standard Chartered Bank	2/2/17	—	(223,686)
USD	205,643	NOK	1,747,958	Standard Chartered Bank	2/13/17	—	(6,298)
USD	4,430,312	EUR	4,054,130	JPMorgan Chase Bank, N.A.	2/14/17	52,036	—
USD	2,985,544	EUR	2,732,039	JPMorgan Chase Bank, N.A.	2/14/17	35,067	—
USD	2,593,376	EUR	2,373,170	JPMorgan Chase Bank, N.A.	2/14/17	30,460	—
USD	1,918,634	EUR	1,755,721	JPMorgan Chase Bank, N.A.	2/14/17	22,535	—
USD	877,683	EUR	819,000	JPMorgan Chase Bank, N.A.	2/14/17	—	(6,800)
USD	915,191	EUR	854,000	JPMorgan Chase Bank, N.A.	2/14/17	—	(7,090)
USD	1,454,232	EUR	1,357,000	JPMorgan Chase Bank, N.A.	2/14/17	—	(11,266)
USD	1,567,827	EUR	1,463,000	JPMorgan Chase Bank, N.A.	2/14/17	—	(12,146)
USD	1,557,035	SGD	2,217,400	Citibank, N.A.	3/13/17	—	(16,858)
USD	3,320,504	TWD	104,048,000	BNP Paribas	5/9/17	—	(31,112)
USD	19,118,088	CNH	130,068,000	Bank of America, N.A.	9/6/17	559,276	—
USD	829,467	THB	29,247,000	Standard Chartered Bank	11/10/17	—	(589)

						$712,258	$(317,752)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
E-mini MSCI Emerging Markets Index	200	Long	Mar-17	$8,731,000	$9,151,000	$420,000

						$420,000

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

NOK	-	Norwegian Krone

SGD	-	Singapore Dollar

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$420,000	$—

Total		$420,000	$—

Foreign Exchange	Forward foreign currency exchange contracts	$712,258	$(317,752)

Total		$712,258	$(317,752)

*	Amount represents cumulative unrealized appreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$118,206,369

Gross unrealized appreciation	$16,383,188
Gross unrealized depreciation	(11,330,456)

Net unrealized appreciation	$5,052,732

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$4,096,218	$73,553,375	$0	$77,649,593
Developed Europe	—	153,769	—	153,769
Emerging Europe	6,606,358	11,219,036	—	17,825,394
Latin America	12,550,580	—	—	12,550,580
Middle East/Africa	60,918	12,058,946	—	12,119,864
Total Common Stocks	$23,314,074	$96,985,126 **	$0	$120,299,200
Rights	$987	$—	$—	$987
Short-Term Investments -
U.S. Treasury Obligations	—	999,816	—	999,816
Other	—	1,959,098	—	1,959,098
Total Investments	$23,315,061	$99,944,040	$0	$123,259,101
Forward Foreign Currency Exchange Contracts	$—	$712,258	$—	$712,258
Futures Contracts	420,000	—	—	420,000
Total	$23,735,061	$100,656,298	$—	$124,391,359

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(317,752)	$—	$(317,752)
Total	$—	$(317,752)	$—	$(317,752)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017